Other income by function	12 Months Ended
Dec. 31, 2024
Other Income By Function
Other income by function

Note 31 Other income by function

Other income by function is detailed as follows:

Others incomes by function	For the years ended as of December 31,
	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Sales of Property, plant and equipment (1)	29,796,171	853,594	923,035
Leases	397,922	357,838	693,976
Sale of glass and waste	1,542,280	1,126,636	1,400,115
Insurance claims recovery e Indemnities	1,241,536	165,979	183,505
Others (2)	7,233,601	1,915,742	2,084,035
Total	40,211,510	4,419,789	5,284,666
(1)	Sales of Property, plant and equipment include, among others, the effect of the sale of the portion of Quilicura land, See Note 14 - Non-current assets of disposal groups classified as held for sale, letter a).
(2)	This concept mainly encompasses discounts from prompt payments to suppliers, tour services and events.